Tax - Tax Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax charge/(credit)
Current year	£ 900	£ 768	£ 896
Adjustments in respect of prior years	(214)	55	(361)
Total	686	823	535
Deferred tax charge/(credit)
Current year	442	1,507	393
Adjustments in respect of prior years	(6)	(90)	65
Total	436	1,417	458
Tax charge	£ 1,122	£ 2,240	£ 993